Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily European Bull 3X Shares (EURL)
Direxion Daily European Bear 3X Shares (EURZ)

Supplement dated December 31, 2013 to the
Prospectus and Statement of Additional Information ("SAI")
dated February 28, 2013, as last supplemented December 12, 2013

The Board of Trustees of Direxion Shares ETF Trust ("Trust") has approved a change in the names of the Direxion Daily European Bull 3X Shares and Direxion Daily European Bear 3X Shares (the "Funds"), as well as changes in the investment objectives, principal investment strategies, and underlying index of the Funds.

Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Daily European Bull 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily European Bear 3X Shares	Direxion Daily FTSE Europe Bear 3X Shares

Effective immediately, the underlying index of the Funds will change as shown in the table below and all references to the Current Index in the prospectus and SAI will be replaced with the New Index:

Current Index	New Index
MSCI Europe Index	FTSE Developed Europe Index

Effective immediately, all descriptions of the Current Indexes in the Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of the large- and mid-cap segments of the developed markets in Europe. As of September 30, 2013, the Index consisted of the following 17 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of September 30, 2013, the Index has an average market capitalization of $16.5 billion and a median market capitalization of $6.6 billion. As of September 30, 2013, the Index included companies with capitalizations between $327 million and $225.6 billion.

For more information, please contact the Funds at (866) 476-7523.

Direxion Daily FTSE Europe Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily European Bull 3X Shares (EURL)
Direxion Daily European Bear 3X Shares (EURZ)

Supplement dated December 31, 2013 to the
Prospectus and Statement of Additional Information ("SAI")
dated February 28, 2013, as last supplemented December 12, 2013

The Board of Trustees of Direxion Shares ETF Trust ("Trust") has approved a change in the names of the Direxion Daily European Bull 3X Shares and Direxion Daily European Bear 3X Shares (the "Funds"), as well as changes in the investment objectives, principal investment strategies, and underlying index of the Funds.

Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Daily European Bull 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily European Bear 3X Shares	Direxion Daily FTSE Europe Bear 3X Shares

Effective immediately, the underlying index of the Funds will change as shown in the table below and all references to the Current Index in the prospectus and SAI will be replaced with the New Index:

Current Index	New Index
MSCI Europe Index	FTSE Developed Europe Index

Effective immediately, all descriptions of the Current Indexes in the Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of the large- and mid-cap segments of the developed markets in Europe. As of September 30, 2013, the Index consisted of the following 17 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of September 30, 2013, the Index has an average market capitalization of $16.5 billion and a median market capitalization of $6.6 billion. As of September 30, 2013, the Index included companies with capitalizations between $327 million and $225.6 billion.

For more information, please contact the Funds at (866) 476-7523.

Direxion Daily FTSE Europe Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock
DIREXION SHARES ETF TRUST

Direxion Daily European Bull 3X Shares (EURL)
Direxion Daily European Bear 3X Shares (EURZ)

Supplement dated December 31, 2013 to the
Prospectus and Statement of Additional Information ("SAI")
dated February 28, 2013, as last supplemented December 12, 2013

The Board of Trustees of Direxion Shares ETF Trust ("Trust") has approved a change in the names of the Direxion Daily European Bull 3X Shares and Direxion Daily European Bear 3X Shares (the "Funds"), as well as changes in the investment objectives, principal investment strategies, and underlying index of the Funds.

Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Daily European Bull 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily European Bear 3X Shares	Direxion Daily FTSE Europe Bear 3X Shares

Effective immediately, the underlying index of the Funds will change as shown in the table below and all references to the Current Index in the prospectus and SAI will be replaced with the New Index:

Current Index	New Index
MSCI Europe Index	FTSE Developed Europe Index

Effective immediately, all descriptions of the Current Indexes in the Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of the large- and mid-cap segments of the developed markets in Europe. As of September 30, 2013, the Index consisted of the following 17 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of September 30, 2013, the Index has an average market capitalization of $16.5 billion and a median market capitalization of $6.6 billion. As of September 30, 2013, the Index included companies with capitalizations between $327 million and $225.6 billion.

For more information, please contact the Funds at (866) 476-7523.